Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,155	$ 5,058
MFS
Disclosure of detailed information about intangible assets [line items]
Impairment	280	290
SLC Management
Disclosure of detailed information about intangible assets [line items]
Impairment	915	931
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,210	1,235
Indefinite life
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,210	1,235
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,945	3,823
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	220	244
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,622	2,457
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,103	$ 1,122